Financial risks (Tables)	12 Months Ended
Mar. 31, 2026
Statements [Line Items]
Disclosure of Net Changes in the Allowance for Credit Losses
Changes in the allowance for doubtful accounts consist of the following:

	Yen in millions
	For the years ended March 31,
	2025	2026
Allowance for doubtful accounts at beginning of year	122,105	127,296
Provision for doubtful accounts, net of reversal	9,835	8,060
Write-offs	(3,128)	(9,646)
Other	(1,516)	(7,850)

Allowance for doubtful accounts at end of year	127,296	117,860

Disclosure of Retail Receivables Segregated into Aging Categories Based on the Numbers of the Days Outstanding
The table below shows retail receivables segregated into aging categories
based on the numbers of days outstanding:

	Yen in millions
	March 31, 2025
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Current	25,114,478	1,335,387	12,067	26,461,932
Past due less than 90 days	306,022	658,638	20,028	984,689
Past due 90 days or more	—	16	191,385	191,401

Total	25,420,500	1,994,041	223,481	27,638,021

	Yen in millions
	March 31, 2026
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Current	29,357,833	1,211,218	13,898	30,582,949
Past due less than 90 days	325,527	717,109	22,634	1,065,270
Past due 90 days or more	—	2,944	186,760	189,703

Total	29,683,360	1,931,271	223,291	31,837,922

Disclosure of Breakdown of Wholesale Receivables and Dealer Loan Receivables
The table below shows the net movement of the allowance for credit losses on wholesale receivables and other dealer loans.

	Yen in millions
	For the year ended March 31, 2025
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	17,481	5,931	7,801	31,213
Provision for credit loss, net of reversal	7,009	1,226	(980)	7,256
Charge-offs	—	—	(698)	(698)
Other	206	(139)	(48)	20

Allowance for credit loss at end of year	24,697	7,018	6,076	37,791

	Yen in millions
	For the year ended March 31, 2026
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	24,697	7,018	6,076	37,791
Provision for credit loss, net of reversal	2,930	2,204	5,900	11,033
Charge-offs	—	—	(482)	(482)
Other	2,869	996	824	4,688

Allowance for credit loss at end of year	30,495	10,219	12,317	53,031

Disclosure of Non-Derivative Financial Liabilities and Derivative Financial Liabilities by a Remaining Contract Maturity Period
As of March 31, 2025

	Yen in millions
			Maturities
	Book value	Contractual cash flows	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	Later than 5 years

Non-derivative financial liabilities
Short-term debt	1,552,166	(1,565,387)	(1,565,387)	—	—	—
Commercial paper	3,912,303	(4,012,371)	(4,012,371)	—	—	—
Long-term debt	32,795,058	(35,293,975)	(11,209,068)	(15,485,265)	(6,190,498)	(2,409,143)
Lease liabilities	533,351	(630,013)	(102,412)	(159,500)	(94,354)	(273,747)

Total	38,792,879	(41,501,746)	(16,889,239)	(15,644,764)	(6,284,852)	(2,682,891)

Derivative financial liabilities
Interest derivatives	196,389	(220,341)	(83,505)	(108,063)	(22,712)	(6,061)
Currency derivatives
In	—	1,047,528	73,959	759,648	66,990	146,931
Out	123,493	(1,196,751)	(130,116)	(840,065)	(74,389)	(152,181)

Total	319,881	(369,564)	(139,663)	(188,480)	(30,111)	(11,311)

Total	39,112,760	(41,871,310)	(17,028,902)	(15,833,244)	(6,314,963)	(2,694,201)

As of March 31, 2026
	Yen in millions
			Maturities
	Book value	Contractual cash flows	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	Later than 5 years
Non-derivative financial liabilities
Short-term debt	1,339,878	(1,353,907)	(1,353,907)	—	—	—
Commercial paper	4,359,205	(4,453,267)	(4,453,267)	—	—	—
Long-term debt	36,795,373	(39,522,887)	(12,768,209)	(17,094,270)	(7,489,266)	(2,171,143)
Lease liabilities	711,013	(846,065)	(194,791)	(181,928)	(107,664)	(361,683)

Total	43,205,469	(46,176,126)	(18,770,173)	(17,276,198)	(7,596,929)	(2,532,826)

Derivative financial liabilities
Interest derivatives	255,068	(339,292)	(138,388)	(148,377)	(40,179)	(12,348)
Currency derivatives
In	—	836,049	240,393	391,484	43,039	161,134
Out	102,887	(949,605)	(323,462)	(414,493)	(47,022)	(164,627)

Total	357,955	(452,848)	(221,457)	(171,386)	(44,163)	(15,842)

Total	43,563,423	(46,628,974)	(18,991,630)	(17,447,584)	(7,641,092)	(2,548,667)

Disclosure of Unused Amount in Funding With Issuance Limit

The unused amount of funding with established issuance limits is as follows:

	Yen in millions
	March 31,
	2025	2026
Corporate bonds and medium-term notes	6,011,789	7,333,858
Commercial paper	1,241,283	1,328,779

Total	7,253,072	8,662,638

Disclosure of Value-At-Risk Analysis Measurement Foreign Currency Positions

	Yen in millions
	VaR
	Year-end	Average	Maximum	Minimum
For the year ended March 31, 2025	465,300	441,800	465,300	408,500
For the year ended March 31, 2026	497,100	486,275	505,100	462,700

Disclosure of Sensitivity Analysis of Fair Value Measurement To Changes in Unobservable Inputs, Assets

	Yen in millions
	For the years ended March 31,
	2025	2026
Impact on income before income taxes	(104,706)	(109,880)
Impact on other comprehensive income, before tax effect	(235,959)	(225,875)

Finance Leases [Member]
Statements [Line Items]
Disclosure of Net Changes in the Allowance for Credit Losses
Net changes in the allowance for credit losses relating to the finance lease receivables are as follows:

	Yen in millions
	For the years ended March 31,
	2025	2026
Allowance for credit loss at beginning of year	46,909	56,721
Provision for credit loss, net of reversal	21,140	19,169
Charge-offs	(10,311)	(12,017)
Other	(1,017)	3,688

Allowance for credit loss at end of year	56,721	67,560

Disclosure of Finance Lease Receivables Segregated into of Aging Categories Based on the Numbers of the Days Outstanding
The table below shows the finance lease receivables segregated into aging categories based on the numbers of the days outstanding:

	Yen in millions
	March 31,
	2025	2026
Current	3,340,414	4,033,662
Past due less than 90 days	67,627	86,346
Past due 90 days or more	29,928	34,643

Total	3,437,970	4,154,650

Trade receivables [Member]
Statements [Line Items]
Disclosure of Net Changes in the Allowance for Credit Losses
Net changes in the allowance for credit losses relating to retail receivables are as follows:

	Yen in millions
	For the year ended March 31, 2025
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	111,044	147,790	77,318	336,152
Provision for credit loss, net of reversal	9,648	1,827	195,494	206,968
Charge-offs	—	—	(189,044)	(189,044)
Other	(2,860)	1,269	3,818	2,228

Allowance for credit loss at end of year	117,832	150,885	87,587	356,304

	Yen in millions
	For the year ended March 31, 2026
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	117,832	150,885	87,587	356,304
Provision for credit loss, net of reversal	1,888	(6,575)	194,754	190,067
Charge-offs	—	—	(197,813)	(197,813)
Other	8,019	13,582	11,991	33,593

Allowance for credit loss at end of year	127,739	157,892	96,520	382,152

Wholesale receivables and other dealer loans [Member]
Statements [Line Items]
Disclosure of Breakdown of Wholesale Receivables and Dealer Loan Receivables

	Yen in millions
	March 31, 2025
	Expected credit loss for 12 months	Lifetime expected credit loss
		Financial receivable not credit-impaired	Credit-impaired financial receivable	Total
Wholesale and other dealer loans
Performing	4,478,021	—	—	4,478,021
Credit Watch	213,400	143,979	—	357,379
At Risk	—	54,774	2,003	56,776
Default	—	—	10,360	10,360
Loan commitments	10,288,422	188,448	1,024	10,477,894
Financial guarantee contracts	2,234,393	24,001	—	2,258,395

Total	17,214,236	411,202	13,387	17,638,825

	Yen in millions
	March 31, 2026
	Expected credit loss for 12 months	Lifetime expected credit loss
		Financial receivable not credit-impaired	Credit-impaired financial receivable	Total
Wholesale and other dealer loan s
Performing	5,369,936	—	—	5,369,936
Credit Watch	132,379	228,403	—	360,782
At Risk	—	43,883	3,086	46,970
Default	—	—	44,244	44,244
Loan commitments	9,731,868	187,037	1,989	9,920,894
Financial guarantee contracts	1,464,251	14,008	—	1,478,259

Total	16,698,434	473,331	49,319	17,221,084